Segmental Information	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segmental Information
SEGMENTAL INFORMATION

We own and operate LNG carriers and FSRUs and provide these services under time charters under varying periods, trade in physical and future LNG contracts, and are in the process of developing our first FLNG. Since the initial public offering ("IPO") of Golar Partners, we have become a project development company. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of June 30, 2016, we operate in the following three reportable segments:

•	Vessel operations – We operate and subsequently charter out LNG carriers and FSRUs on fixed terms to customers.

•
LNG trading – We provide physical and financial risk management in LNG and gas markets for customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

•	FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion is expected to be completed and delivered in 2017.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

FLNG meets the definition of an operating segment as the business is a distinguishable component of the business from which, once the first FLNG is delivered to us, we will earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker, and due to its nature is subject to risks and rewards different from the vessel operations segment or the LNG trading segment.

	Six months ended				Six months ended
(in thousands of $)	June 30, 2016				June 30, 2015
					Restated			Restated
	Vessel operations	LNG trading	FLNG	Total	Vessel operations	LNG trading	FLNG	Total
Time and voyage charter revenues	24,222	—	—	24,222	45,757	—	—	45,757
Time charter revenues - collaborative arrangement	5,936	—	—	5,936	—	—	—	—
Vessel and other management fees	4,769	—	—	4,769	6,545	—	—	6,545
Vessel and voyage operating expenses	(50,111)	—	—	(50,111)	(74,469)	—	—	(74,469)
Vessel and voyage operating expenses - collaborative arrangement	(2,804)	—	—	(2,804)	—	—	—	—
Administrative expenses	(19,141)	—	(2,124)	(21,265)	(14,123)	—	(2,043)	(16,166)
Depreciation and amortization	(39,149)	—	—	(39,149)	(35,815)	—	—	(35,815)
Other operating gains and losses (LNG Trade)	—	16	—	16	—	—	—	—
Impairment of long-term assets	(1,706)	—	—	(1,706)	—	—	—	—
Gain on disposals to Golar Partners	—	—	—	—	103,540	—	—	103,540
Loss on disposal of vessel held-for-sale	—	—	—	—	(5,824)	—	—	(5,824)
Impairment of vessel held-for-sale	—	—	—	—	(1,032)	—	—	(1,032)
Net financial expenses *	(74,613)	—	—	(74,613)	(11,908)	—	—	(11,908)
Income taxes	1,285	—	—	1,285	1,803	—	—	1,803
Equity in net (losses) earnings of affiliates	(5,563)	—	—	(5,563)	40,171	—	—	40,171
Net (loss) income	(156,875)	16	(2,124)	(158,983)	54,645	—	(2,043)	52,602
Non-controlling interests	(12,229)	—	—	(12,229)	(5,035)	—	—	(5,035)
Net (loss) income attributable to Golar LNG Ltd	(169,104)	16	(2,124)	(171,212)	49,610	—	(2,043)	47,567
Total assets	3,442,102	—	913,899	4,356,001	3,855,320	—	413,878	4,269,198

* Included within this amount are out of period adjustments, which are discussed in note 2.

Revenues from external customers

During the six months ended June 30, 2016, our vessels operated predominately within the Cool Pool, NFE Transport Partners LLC and under a charter with Nigeria LNG Ltd, which concluded in March 2016. During the six months ended June 30, 2015, our vessels operated under time charters with four main charterers: Nigeria LNG Limited; a major Japanese trading company; a multinational oil and gas company; and a leading independent commodity trading and logistics house.

In time and voyage charters, the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers, except for the FSRUs, which operate at specific locations where the charterers are based. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

For the six months ended June 30, 2016 and 2015, revenues from the following counterparties accounted for over 10% of our time charter revenues:

(in thousands of $)	Six months ended June 30,		Six months ended June 30,
	2016		2015
The Cool Pool	20,820	69%	—	—%
Nigeria LNG Ltd	5,849	19%	18,444	40%
NFE Transport Partners LLC	3,487	12%	—	—%
Major commodity trading company	—	—%	7,910	17%
Major Japanese trading company	—	—%	6,623	14%
Multinational oil and gas company	—	—%	4,388	10%

The above revenues exclude vessel and other management fees from Golar Partners (see note 16).